EARNINGS / (LOSS) PER SHARE - Computation of basic and diluted earnings (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EARNINGS / (LOSS) PER SHARE
Profit / (loss) attributable to ordinary equity shareholders of the Group	$ (60,366)	$ 82,643	$ (55,826)
Weighted average number of ordinary shares outstanding	12,662,126	12,662,126	12,662,126
Basic earnings / (loss) per share	$ 0.00	$ 0.01	$ 0.00
Profit / (loss) attributable to ordinary equity shareholders of the Group.	$ (60,366)	$ 82,643	$ (55,826)
Increase in profit attributable to ordinary equity shareholders of the Group resulted from conversion of convertible debt		1,223
Profit / (loss) attributable to ordinary equity shareholders of the Group for diluted EPS	$ (60,366)	$ 83,866	$ (55,826)
- Assumed conversion of convertible debt		210,681
- Assumed exercise of share awards		104,370
Weighted average number of shares outstanding for diluted EPS (thousand shares)	12,662,126	12,977,177	12,662,126
Diluted earnings / (loss) per share	$ 0.00	$ 0.01	$ 0.00